Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Abstract]
Loss on disposal of discontinued operations	$ (78,997)
Disposal of assets related to the discontinued grocery operations	$ 429,327